INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2023	2022
Original amounts:

Technology	$43,697	$42,504
Customer relationships	15,388	4,466
Marketing rights and patents	3,421	3,421
Backlog	2,564	-
Trademark	1,775	-

	66,845	50,391
Accumulated amortization:

Technology	42,523	42,504
Customer relationships	4,557	4,466
Marketing rights and patents	3,301	3,112
Backlog	398	-
Trademark	15	-
	50,794	50,082

	$16,051	$309

Schedule of Estimated Amortization Expenses
Year ending December 31,

2024	$3,281
2025	996
2026	996
2027	996
2028	996
2029 onwards	8,786

$16,051